Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information
Schedule of contributions of the major activities, profitability information and asset information of reportable segments

	Year ended December 31,
	2016			2017			2018
		Inter-	Profit		Inter-	Profit		Inter-	Profit
	Net	segment	(loss)	Net	segment	(loss)	Net	segment	(loss)
	sales	sales	before tax	sales	sales	befor tax	sales	sales	before tax
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	2,034,302,643	—	79,446,037	2,031,865,359	—	79,446,037	1,280,313,234	—	(16,108,554)
Chemical products	98,377,542	—	5,501,907	109,006,620	—	5,501,907	523,567,964	—	(6,584,059)
Segment total	2,132,680,185		84,947,944	2,140,871,979		84,947,944	1,803,881,198		(22,692,613)

Reconciliation to consolidated totals:
Sales eliminations	—	—	—	—	—	—	—	—	—
Consolidated totals:
Revenues	2,132,680,185	—		2,140,871,979	—		1,803,881,198	—
Revenues ($)							262,256,112	—

Income before income taxes			84,947,944			235,649,925			(22,692,613)
Income before income taxes ($)									(3,299,150)

	Year ended December 31,
	2016			2017			2018
	Interest	Interest	Income tax	Interest	Interest	Income tax	Interest	Interest	Income tax
	income	expense	expense	Income	expense	expense	Income	expense	expense
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	4,043,903	52,669,508	17,524,049	4,154,446	66,125,464	56,120,900	3,830,674	62,382,917	7,303,298
Chemical products	—	—	3,712,937	—	—	2,791,581	—	—	9,219,174
Consolidated total	4,043,903	52,669,508	21,236,986	4,154,446	66,125,464	58,912,481	3,830,674	62,382,917	16,522,472

Consolidated total ($)							556,920	9,069,499	2,402,109

	As of and Year ended December 31,
	2016			2017			2018
			Depreciation			Depreciation			Depreciation
	Identifiable	Capital	and	Identifiable	Capital	and	Identifiable	Capital	and
	assets	expenditure	amortization	assets	expenditure	amortization	assets	expenditure	amortization
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	2,871,332,164	—	105,774,948	2,919,052,502	2,631,729	98,816,218	2,902,982,823	—	95,966,036
Chemical products	279,306,560	3,592,397	14,798,770	278,172,337	—	16,832,668	213,038,029	—	14,235,107
Segment totals	3,150,638,724	3,592,397	120,573,718	3,197,224,839	2,631,729	115,648,886	3,116,020,852	—	110,201,143
Reconciliation to consolidated totals:
Elimination of receivables from intersegments	—	—	—	—	—	—	—	—	—
Consolidated totals	3,150,638,724	3,592,397	120,573,718	3,197,224,839	2,631,729	115,648,886	3,116,020,852	—	110,201,143

Consolidated totals ($)							453,020,695		16,021,522